CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Q2) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue		$ 1,212,788		$ 395,371		$ 2,194,420	$ 584,055	$ 1,915,426	$ 228,943	$ 15,830
Operating expenses:
Cost of revenue		312,667		108,838		575,061	168,058	493,350	68,780	12,122
Technology and infrastructure		669,913		182,886		1,231,315	275,767	960,685	131,855	18,106
Sales and marketing		36,799		4,172		47,348	8,222	18,389	12,917	2,481
General and administrative		174,200		21,754		348,957	37,440	118,644	29,842	6,001
Total operating expenses		1,193,579		317,650		2,202,681	489,487	1,591,068	243,394	38,710
Operating income (loss)		19,209		77,721		(8,261)	94,568	324,358	(14,451)	(22,880)
Gain (loss) on fair value adjustments		0		(310,231)		26,837	(407,731)	(755,929)	(533,952)	(2,884)
Interest expense, net	[1]	(266,966)		(66,766)		(530,801)	(107,422)	(360,824)	(28,404)	(9,444)
Other income (expense), net		5,023		16,406		886	23,866	48,194	18,760	192
Loss before provision for (benefit from) income taxes		(242,734)		(282,870)		(511,339)	(396,719)	(744,201)	(558,047)	(35,016)
Provision for (benefit from) income taxes		47,775		40,151		93,811	55,550	119,247	35,701	(4,150)
Net loss		(290,509)	$ (314,641)	(323,021)	$ (129,248)	(605,150)	(452,269)	(863,448)	(593,748)	(31,055)
Net loss attributable to common stockholders, basic		(290,509)		(338,617)		(633,872)	(467,865)	(937,765)	(593,748)	(31,055)
Net loss attributable to common stockholders, diluted		$ (290,509)		$ (338,617)		$ (660,717)	$ (467,865)	$ (937,765)	$ (593,748)	$ (31,055)
Net loss per share attributable to common stockholders, basic (in usd per share)		$ (0.6)		$ (1.62)		$ (1.73)	$ (2.23)	$ (4.3)	$ (3.09)	$ (0.17)
Net loss per share attributable to common stockholders, diluted (in usd per share)		$ (0.6)		$ (1.62)		$ (1.79)	$ (2.23)	$ (4.3)	$ (3.09)	$ (0.17)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)		486,591		209,626		366,765	209,560	217,854	192,164	180,632
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)		486,591		209,626		368,607	209,560	217,854	192,164	180,632

[1]	Refer to Note 14—Related-Party Transactions for further information on related party arrangements.